Securities (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial instruments fair value	$ 12,157,076	$ 9,913,517
B R L [Member]
IfrsStatementLineItems [Line Items]
Financial instruments fair value original currency	58,240,612	56,819,567
Financial instruments fair value	10,597,681	9,203,636
U S D [Member]
IfrsStatementLineItems [Line Items]
Financial instruments fair value original currency	187,683	262,699
Financial instruments fair value	187,683	262,699
M X N [Member]
IfrsStatementLineItems [Line Items]
Financial instruments fair value original currency	4,003,565	8,729,908
Financial instruments fair value	222,321	419,159
C O P [Member]
IfrsStatementLineItems [Line Items]
Financial instruments fair value original currency	4,338,625,279	123,458,969
Financial instruments fair value	$ 1,149,390	$ 28,023